FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment           [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Tiger Global Management, L.L.C.
Address:    101 Park Avenue, 48th Floor
            New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Coleman III
Title:      Managing Member
Phone:      212-984-2500
Signature,  Place and Date of Signing:

Charles P. Coleman III           New York, New York           August 14, 2012
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[_]   13F NOTICE.

[_]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total: 5977245

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT  PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------  --- ----   ----------  -----    ----      ------ ----
AMAZON COM INC                COM              023135106   79009       346000 SH         SOLE        0          346000  0      0
ANCESTRY COM INC              COM              032803108   55060      2000000 SH         SOLE        0         2000000  0      0
APPLE INC                     COM              037833100  817600      1400000 SH         SOLE        0         1400000  0      0
APPLE INC                     COM              037833100  484720       830000     CALL   SOLE        0          830000  0      0
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A-    G0457F107   54333      3676144 SH         SOLE        0         3676144  0      0
BAIDU INC                     SPON ADR REP A   056752108  170170      1480000 SH         SOLE        0         1480000  0      0
BITAUTO HLDGS LTD             SPONSORED ADS    091727107    6817      1666761 SH         SOLE        0         1666761  0      0
COMPANIA CERVECERIAS UNIDAS   SPONSORED ADR    204429104   18084       290000 SH         SOLE        0          290000  0      0
DECKERS OUTDOOR CORP          COM              243537107   82519      1875000 SH         SOLE        0         1875000  0      0
DONNELLEY R R & SONS CO       COM              257867101   42372      3600000 SH         SOLE        0         3600000  0      0
FACEBOOK INC                  CL A             30303M102   60898      1958448 SH         SOLE        0         1958448  0      0
FRONTIER COMMUNICATIONS CORP  COM              35906A108   81519     21284293 SH         SOLE        0        21284293  0      0
GENPACT LIMITED               SHS              G3922B107   69826      4198790 SH         SOLE        0         4198790  0      0
GOOGLE INC                    CL A             38259P508  524383       904000 SH         SOLE        0          904000  0      0
GRACE W R & CO DEL NEW        COM              38388F108   83495      1655000 SH         SOLE        0         1655000  0      0
HOMEAWAY INC                  COM              43739Q100   19092       878175 SH         SOLE        0          878175  0      0
KIT DIGITAL INC               COM NEW          482470200    9766      2276400 SH         SOLE        0         2276400  0      0
LIBERTY GLOBAL INC            COM SER A        530555101  393160      7921818 SH         SOLE        0         7921818  0      0
LIBERTY GLOBAL INC            COM SER C        530555309  185509      3885000 SH         SOLE        0         3885000  0      0
LINKEDIN CORP                 COM CL A         53578A108  352960      3321355 SH         SOLE        0         3321355  0      0
LIVE NATION ENTERTAINMENT IN  COM              538034109   91800     10000000 SH         SOLE        0        10000000  0      0
MAKEMYTRIP LIMITED MAURITIUS  SHS              V5633W109  118047      7184866 SH         SOLE        0         7184866  0      0
MASTERCARD INC                CL A             57636Q104  359142       835000 SH         SOLE        0          835000  0      0
PRICELINE COM INC             COM NEW          741503403  576803       868000 SH         SOLE        0          868000  0      0
QIHOO 360 TECHNOLOGY CO LTD   ADS              74734M109   41375      2393000 SH         SOLE        0         2393000  0      0
RENAISSANCERE HOLDINGS LTD    COM              G7496G103   22803       300000 SH         SOLE        0          300000  0      0
SONY CORP                     ADR NEW          835699307   18512      1300000     CALL   SOLE        0         1300000  0      0
SUPERVALU INC                 COM              868536103   12116      2338904 SH         SOLE        0         2338904  0      0
TAL ED GROUP                  ADS REPSTG COM   874080104  114053     11590800 SH         SOLE        0        11590800  0      0
UBIQUITI NETWORKS INC         COM              90347A100   10403       730000 SH         SOLE        0          730000  0      0
UNITED STATES NATL GAS FUND   UNIT PAR $0.001  912318201   34722      1800000     CALL   SOLE        0         1800000  0      0
VISA INC                      COM CL A         92826C839  376577      3046000 SH         SOLE        0         3046000  0      0
YANDEX N V                    SHS CLASS A      N97284108  609600     32000000 SH         SOLE        0        32000000  0      0